7. RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

DUE TO RELATED PARTIES

Historically, certain of our officers and other related parties have advanced us funds, agreed to defer compensation and/or paid expenses on our behalf to cover working capital deficiencies. During the fiscal year ended March 31, 2015, we repaid to related parties all amounts due that was accrued prior to April 1, 2014. These unsecured and non-interest-bearing liabilities have been included as due to related parties in the accompanying consolidated balance sheets.

Other related party transactions are disclosed elsewhere in these notes to consolidated financial statements.